Accumulated Other Comprehensive Income / (losses)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSSES)
18.	ACCUMULATED OTHER COMPREHENSIVE INCOME / (LOSSES)

		Unrealized gain on available-for-sale investments
	Foreign currency translation adjustment	Before tax amount	Income Tax (expense) or benefit	Net-of-tax amount
	RMB	RMB	RMB	RMB

Balance as of January 1, 2019	(6,255,637)	2,252,159	(563,040)	1,689,119
Other comprehensive loss, net	3,965,185	(2,024,106)	506,027	(1,518,079)
Balance as of December 31, 2019	(2,290,452)	228,053	(57,013)	171,040

Balance as of January 1, 2018	(4,572,858)	137,885	(34,471)	103,414
Other comprehensive loss, net	(1,682,779)	2,114,274	(528,569)	1,585,705
Balance as of December 31, 2018	(6,255,637)	2,252,159	(563,040)	1,689,119

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale investments upon their sales, which were then recorded in "realized gains/(losses) on sales of investments, net" in the consolidated statements of comprehensive income.